Severance Indemnities and Pension Plans (Aggregated Accumulated Benefit Obligations) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Domestic, Japan | Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Aggregated accumulated benefit obligations	¥ 1,663,543	¥ 1,719,798
Foreign offices and subsidiaries | Pension benefits and other benefits
Defined Benefit Plan Disclosure [Line Items]
Aggregated accumulated benefit obligations	¥ 596,153	¥ 554,375